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                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-94996


                            THE HUDSON RIVER TRUST

                     SUPPLEMENT DATED OCTOBER 2, 1995
                                    TO THE
                       PROSPECTUS DATED MAY 1, 1995
                      AS SUPPLEMENTED AUGUST 31, 1995

   As of the date of this Supplement Wayne C. Tappe is the person principally responsible for the High Yield Portfolio's investment program. Mr. Tappe has been associated with Alliance Capital Management L.P. since 1993. He was previously employed by Equitable Capital Management Corporation since 1987.

                    YOU SHOULD RETAIN THIS SUPPLEMENT WITH
                    YOUR PROSPECTUS FOR FUTURE REFERENCE.